UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® GNMA Fund

April 30, 2018

MOG-QTLY-0618
1.800337.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes 0.75% 7/15/19 (a)
(Cost $303)	303	297

U.S. Government Agency - Mortgage Securities - 93.7%
Fannie Mae - 0.5%
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (b)(c)	35	35
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (b)(c)	168	174
12 month U.S. LIBOR + 1.523% 3.468% 3/1/36 (b)(c)	115	117
12 month U.S. LIBOR + 1.617% 3.454% 3/1/33 (b)(c)	106	110
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (b)(c)	97	100
12 month U.S. LIBOR + 1.690% 3.506% 8/1/35 (b)(c)	361	378
12 month U.S. LIBOR + 1.718% 3.402% 5/1/35 (b)(c)	297	307
12 month U.S. LIBOR + 1.728% 3.492% 11/1/36 (b)(c)	194	205
12 month U.S. LIBOR + 2.176% 3.851% 8/1/35 (b)(c)	317	329
6 month U.S. LIBOR + 1.510% 3.195% 2/1/33 (b)(c)	24	25
6 month U.S. LIBOR + 1.535% 3.112% 3/1/35 (b)(c)	30	31
6 month U.S. LIBOR + 1.535% 3.198% 12/1/34 (b)(c)	51	52
6 month U.S. LIBOR + 1.550% 3.204% 9/1/33 (b)(c)	458	471
6 month U.S. LIBOR + 1.556% 3.145% 10/1/33 (b)(c)	19	19
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (b)(c)	25	25
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.363% 7/1/36 (b)(c)	130	136
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (b)(c)	49	52
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.628% 7/1/34 (b)(c)	566	600
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.437% 9/1/34 (b)(c)	408	433
3.5% 9/1/47	398	395
3.525% 7/1/42	102	103
4% 3/1/46 to 11/1/46	14,314	14,645
4% 5/1/48 (d)	3,000	3,055
5.5% 7/1/18 to 3/1/20	100	102
8.5% 12/1/27	39	45
9.5% 9/1/30	11	13
		21,957
Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (b)(c)	31	32
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (b)(c)	95	99
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(c)	64	65
12 month U.S. LIBOR + 1.860% 3.61% 8/1/34 (b)(c)	124	130
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (b)(c)	142	149
12 month U.S. LIBOR + 1.961% 3.809% 6/1/33 (b)(c)	782	821
12 month U.S. LIBOR + 2.197% 3.9% 3/1/33 (b)(c)	3	3
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (b)(c)	90	91
6 month U.S. LIBOR + 1.932% 3.4% 10/1/36 (b)(c)	303	314
6 month U.S. LIBOR + 1.976% 3.582% 10/1/35 (b)(c)	222	231
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.994% 6/1/33 (b)(c)	303	316
U.S. TREASURY 1 YEAR INDEX + 2.229% 3.487% 12/1/35 (b)(c)	1,788	1,882
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.264% 6/1/33 (b)(c)	657	692
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.642% 3/1/35 (b)(c)	1,201	1,271
8.5% 6/1/25	13	14
		6,110
Ginnie Mae - 93.0%
3% 5/15/27 to 2/20/48	1,065,593	1,042,905
3.7% 10/15/42	11,105	11,274
4% 5/15/44	2,850	2,938
4.5% 7/15/33 to 4/20/47	249,298	261,267
4.75% 7/15/40	1,146	1,215
4.875% 9/15/39 to 12/15/39	7,299	7,778
5.09% 4/15/36 to 11/15/36	6,557	7,039
5.15% 2/15/36 to 4/15/36	801	850
5.2% 7/15/36	65	69
5.25% 4/15/36 to 4/15/37	674	717
5.39% 5/15/36	349	374
5.4% 8/15/36	92	98
5.45% 2/15/37	856	919
5.5% 12/20/18 to 2/20/42	9,951	10,816
5.6% 11/15/36	472	507
5.65% 4/15/37	211	227
5.85% 1/15/37	115	125
6.45% 1/15/32 to 8/15/32	366	411
6.5% 7/15/23 to 1/15/39	9,083	10,185
7% 4/15/22 to 9/20/34	17,394	19,685
7.25% 9/15/27	40	45
7.5% 9/15/21 to 9/20/32	6,918	7,807
8% 1/15/20 to 9/15/31	1,859	2,118
8.5% 9/15/21 to 2/15/31	165	195
9% 9/15/19 to 5/15/30	108	116
2.5% 2/20/41 to 3/20/43	47,339	45,065
3.25% 2/20/41 to 7/20/46	2,734	2,746
3.5% 9/15/26 to 9/20/46 (a)(e)	1,269,124	1,277,229
3.5% 5/1/48 (d)	229,000	229,234
3.5% 5/1/48 (d)	5,200	5,205
3.74% 7/20/42 to 8/20/42	1,362	1,385
3.75% 10/20/41 to 7/20/47	30,401	30,802
4% 2/20/33 to 7/20/47	633,079	651,871
4.25% 1/20/46	678	703
4.5% 5/1/48 (d)	44,600	46,278
4.5% 5/1/48 (d)	44,700	46,382
4.5% 5/1/48 (d)	59,400	61,635
4.5% 5/1/48 (d)	60,000	62,257
4.5% 5/1/48 (d)	43,300	44,929
4.5% 5/1/48 (d)	1,400	1,453
4.5% 5/1/48 (d)	29,350	30,454
4.5% 5/1/48 (d)	89,200	92,556
5% 8/15/18 to 4/15/41	111,378	119,835
5.35% 4/20/29 to 12/20/30	10,548	11,238
6% 12/15/23 to 3/15/39	15,012	16,651
7.395% 6/20/25 to 2/20/27	427	466
		4,168,054
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,293,436)		4,196,121

Collateralized Mortgage Obligations - 18.6%
U.S. Government Agency - 18.6%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	1,536	1,633
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(f)	$265	$54
Series 339 Class 5, 5.5% 7/25/33 (f)	342	78
Series 343 Class 16, 5.5% 5/25/34 (f)	292	52
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	659	762
Series 40 Class K, 6.5% 8/17/24	162	173
sequential payer Series 2204 Class N, 7.5% 12/20/29	1,313	1,489
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	5,623	6,075
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1 month U.S. LIBOR + 0.350% 2.2471% 5/20/31 (b)(c)	119	119
Series 2002-41 Class HF, 1 month U.S. LIBOR + 0.400% 2.2969% 6/16/32 (b)(c)	144	145
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.7931% 6/16/37 (b)(f)(g)	1,622	275
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 2.6469% 6/16/38 (b)(c)	342	347
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 2.4771% 7/20/38 (b)(c)	1,082	1,093
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 2.5469% 10/16/40 (b)(c)	2,359	2,395
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.425% 3/20/60 (b)(c)(h)	22,206	22,299
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.205% 7/20/60 (b)(c)(h)	12,951	12,932
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.9905% 9/20/60 (b)(c)(h)	15,588	15,552
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.9905% 8/20/60 (b)(c)(h)	17,476	17,435
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.0705% 12/20/60 (b)(c)(h)	5,326	5,325
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.1905% 12/20/60 (b)(c)(h)	8,783	8,809
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.1905% 2/20/61 (b)(c)(h)	4,030	4,039
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.1805% 2/20/61 (b)(c)(h)	21,764	21,811
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.1905% 4/20/61 (b)(c)(h)	7,236	7,257
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.1905% 5/20/61 (b)(c)(h)	8,603	8,632
Class FC, 1 month U.S. LIBOR + 0.500% 2.1905% 5/20/61 (b)(c)(h)	8,007	8,032
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2205% 6/20/61 (b)(c)(h)	10,729	10,766
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.2905% 10/20/61 (b)(c)(h)	11,980	12,045
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 2.2469% 4/16/42 (b)(c)	776	779
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 2.1969% 6/16/42 (b)(c)	850	852
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.3905% 11/20/61 (b)(c)(h)	10,604	10,693
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.3905% 1/20/62 (b)(c)(h)	7,114	7,170
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3205% 1/20/62 (b)(c)(h)	10,455	10,522
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3205% 3/20/62 (b)(c)(h)	6,509	6,548
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3405% 5/20/61 (b)(c)(h)	2,284	2,288
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.2205% 7/20/60 (b)(c)(h)	18,688	18,724
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.9705% 5/20/63 (b)(c)(h)	6,074	6,075
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.8905% 4/20/63 (b)(c)(h)	8,837	8,833
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 2.2471% 1/20/46 (b)(c)	3,441	3,452
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	2,041	2,216
Series 2002-50 Class PE, 6% 7/20/32	2,450	2,691
Series 2003-74 Class PZ, 5.5% 8/20/33	3,914	4,358
Series 2004-19 Class DP, 5.5% 3/20/34	63	65
Series 2005-24 Class TC, 5.5% 3/20/35	5,300	5,623
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,158
Series 2006-50 Class JC, 5% 6/20/36	2,820	2,940
Series 2010-117 Class E, 3% 10/20/39	10,076	10,008
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.2059% 12/20/40 (b)(g)	5,627	5,716
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,595
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	2,327	281
Series 2015-24 Class PI, 3.5% 2/20/45 (f)	26,969	4,741
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	974	1,056
Series 2001-49 Class Z, 7% 10/16/31	545	617
Series 2002-18 Class ZB, 6% 3/20/32	900	981
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 6.0531% 4/16/32 (b)(f)(g)	691	112
Series 2002-29:
Class SK, 43.250% - 1 month U.S. LIBOR 8.25% 5/20/32 (b)(g)	82	98
Class Z, 6.5% 5/16/32	1,308	1,453
Series 2002-33 Class ZJ, 6.5% 5/20/32	941	1,049
Series 2002-42 Class ZA, 6% 6/20/32	637	693
Series 2002-45 Class Z, 6% 6/20/32	381	418
Series 2003-75 Class ZA, 5.5% 9/20/33	2,325	2,522
Series 2004-24 Class ZM, 5% 4/20/34	4,995	5,312
Series 2004-46 Class BZ, 6% 6/20/34	2,840	3,123
Series 2004-86 Class G, 6% 10/20/34	6,273	7,390
Series 2005-26 Class ZA, 5.5% 1/20/35	19,908	21,294
Series 2005-28 Class AJ, 5.5% 4/20/35	4,012	4,106
Series 2005-47 Class ZY, 6% 6/20/35	8,623	9,588
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,121
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,765
Series 2006-2 Class Z, 5.5% 1/20/36	9,749	10,386
Series 2008-17 Class BN, 5% 2/20/38	3,989	4,171
Series 2010-160 Class DY, 4% 12/20/40	52,584	54,048
Series 2010-168 Class BG, 4% 4/20/40	9,124	9,379
Series 2010-170 Class B, 4% 12/20/40	8,438	8,673
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 5.7062% 2/16/41 (b)(g)	15,000	14,642
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,057
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 4.7644% 5/16/41 (b)(g)	32,302	31,632
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3405% 11/20/65 (b)(c)(h)	4,655	4,669
Series 2000-35 Class SA, 7.950% - 1 month U.S. LIBOR 6.0531% 12/16/26 (b)(f)(g)	1,485	218
Series 2000-36 Class S, 7.950% - 1 month U.S. LIBOR 6.0531% 11/16/30 (b)(f)(g)	1,072	144
Series 2001-3 Class S, 8.100% - 1 month U.S. LIBOR 6.2031% 2/16/31 (b)(f)(g)	191	25
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.2031% 12/16/23 (b)(f)(g)	454	48
Class SP, 8.750% - 1 month U.S. LIBOR 6.8531% 9/16/26 (b)(f)(g)	249	24
Series 2001-38 Class SB, 7.580% - 1 month U.S. LIBOR 5.6831% 8/16/31 (b)(f)(g)	324	44
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 5.7031% 12/16/25 (b)(f)(g)	619	64
Class SL, 7.600% - 1 month U.S. LIBOR 5.7031% 5/16/30 (b)(f)(g)	945	127
Class SV, 8.250% - 1 month U.S. LIBOR 6.3531% 12/16/28 (b)(f)(g)	74	7
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.3029% 11/20/31 (b)(f)(g)	537	96
Class ST, 7.700% - 1 month U.S. LIBOR 5.8031% 8/16/27 (b)(f)(g)	233	32
Class SV, 9.300% - 1 month U.S. LIBOR 7.4031% 9/16/27 (b)(f)(g)	465	46
Series 2001-65 Class SV, 8.100% - 1 month U.S. LIBOR 6.2029% 2/20/29 (b)(f)(g)	1,286	238
Series 2002-21 Class SV, 8.100% - 1 month U.S. LIBOR 6.2031% 3/16/32 (b)(f)(g)	1,641	270
Series 2002-5 Class SP, 7.450% - 1 month U.S. LIBOR 5.5531% 1/16/32 (b)(f)(g)	336	39
Series 2003-23 Class S, 6.550% - 1 month U.S. LIBOR 4.6531% 12/16/29 (b)(f)(g)	1,654	205
Series 2003-42 Class SH, 6.550% - 1 month U.S. LIBOR 4.6529% 5/20/33 (b)(f)(g)	716	113
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 4.6031% 5/16/34 (b)(f)(g)	486	70
Class SG, 6.500% - 1 month U.S. LIBOR 4.6029% 3/20/33 (b)(f)(g)	7,580	1,003
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 5.3031% 8/16/34 (b)(f)(g)	2,922	528
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.3031% 8/17/34 (b)(f)(g)	1,051	192
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 4.9029% 2/20/35 (b)(f)(g)	5,623	910
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,114
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 4.4029% 7/20/34 (b)(f)(g)	5,740	821
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 8.2544% 3/20/36 (b)(g)	5,622	6,384
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 28.8187% 6/16/37 (b)(g)	1,695	2,744
Series 2008-15 Class CI, 6.490% - 1 month U.S. LIBOR 4.5929% 2/20/38 (b)(f)(g)	2,468	366
Series 2009-13 Class E, 4.5% 3/16/39	4,726	4,852
Series 2009-42 Class AY, 5% 6/16/37	3,218	3,377
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.0531% 2/16/40 (b)(f)(g)	4,016	479
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.205% 5/20/60 (b)(c)(h)	9,308	9,295
Series 2011-52 Class HI, 7% 4/16/41 (f)	739	166
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 4.1029% 4/20/41 (b)(f)(g)	10,565	1,523
Series 2012-103 Class IL, 3% 8/20/27 (f)	39,060	3,477
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	1,785	137
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.8031% 6/16/42 (b)(f)(g)	2,581	396
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.1372% 4/20/39 (b)(g)	5,386	5,484
Class ST, 8.800% - 1 month U.S. LIBOR 6.2706% 8/20/39 (b)(g)	15,511	15,956
Series 2013-149 Class MA, 2.5% 5/20/40	60,382	58,555
Series 2013-182 Class IQ, 4.5% 12/16/43 (f)	9,636	2,062
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 5.7059% 3/20/41 (b)(g)	44,764	44,697
Series 2014-2 Class BA, 3% 1/20/44	10,165	9,975
Series 2014-21 Class HA, 3% 2/20/44	4,611	4,530
Series 2014-25 Class HC, 3% 2/20/44	6,652	6,517
Series 2014-5 Class A, 3% 1/20/44	6,128	6,014
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	21,166	21,057
Series 2015-H21:
Class HZ, 4.5574% 6/20/63 (b)(h)	5,625	5,770
Class JZ, 4.6447% 6/20/65 (b)(h)	1,128	1,167
Series 2016-146 Class AL, 5.8644% 5/20/40 (b)	5,506	6,114
Series 2016-17 Class A, 3% 2/16/46	35,334	34,784
Series 2017-75 Class PT, 5.7212% 4/20/47 (b)	27,778	30,105
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.41% 8/20/66 (b)(c)(h)	30,673	30,744
		832,412
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $847,660)		832,412

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(f)	4,334	24
Series 2001-12 Class X, 0.643% 7/16/40 (b)(f)	1,218	1
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9921% 9/16/42 (b)(f)	3,961	96
Series 2002-62 Class IO, 1.0879% 8/16/42 (b)(f)	2,118	26
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,373)		147
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.74% (i)
(Cost $69,228)	69,213,947	69,228
TOTAL INVESTMENT IN SECURITIES - 113.8%
(Cost $5,217,000)		5,098,205
NET OTHER ASSETS (LIABILITIES) - (13.8)%		(617,374)
NET ASSETS - 100%		$4,480,831

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 5/1/48	$(9,500)	$(9,510)
3.5% 5/1/48	(12,000)	(12,012)
4.5% 5/1/48	(102,700)	(106,564)
4.5% 5/1/48	(30,750)	(31,907)
4.5% 5/1/48	(43,300)	(44,929)
4.5% 5/1/48	(1,400)	(1,453)
4.5% 5/1/48	(29,350)	(30,453)
TOTAL TBA SALE COMMITMENTS
(Proceeds $237,121)		$(236,828)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	$90,750	$(2,645)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	90,750	(2,750)
TOTAL WRITTEN SWAPTIONS			$(5,395)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	149	June 2018	$31,595	$116	$116
CBOT 5-Year U.S. Treasury Note Contracts (United States)	597	June 2018	67,764	489	489
CBOT Long Term U.S. Treasury Bond Contracts (United States)	85	June 2018	12,227	(73)	(73)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	805	June 2018	102,952	(178)	(178)
TOTAL FUTURES CONTRACTS					$354

The notional amount of futures sold as a percentage of Net Assets is 4.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,640,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,021,000.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$678
Total	$678

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$297	$--	$297	$--
U.S. Government Agency - Mortgage Securities	4,196,121	--	4,196,121	--
Collateralized Mortgage Obligations	832,412	--	832,412	--
Commercial Mortgage Securities	147	--	147	--
Money Market Funds	69,228	69,228	--	--
Total Investments in Securities:	$5,098,205	$69,228	$5,028,977	$--
Derivative Instruments:
Assets
Futures Contracts	$605	$605	$--	$--
Total Assets	$605	$605	$--	$--
Liabilities
Futures Contracts	$(251)	$(251)	$--	$--
Written Swaptions	(5,395)	--	(5,395)	--
Total Liabilities	$(5,646)	$(251)	$(5,395)	$--
Total Derivative Instruments:	$(5,041)	$354	$(5,395)	$--
Other Financial Instruments:
TBA Sale Commitments	$(236,828)	$--	$(236,828)	$--
Total Other Financial Instruments:	$(236,828)	$--	$(236,828)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠

April 30, 2018

RW22-QTLY-0618
1.858586.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,486	$42,613
Fidelity Series 1000 Value Index Fund (a)	4,375	54,159
Fidelity Series All-Sector Equity Fund (a)	6,760	82,947
Fidelity Series Blue Chip Growth Fund (a)	5,959	86,408
Fidelity Series Commodity Strategy Fund (a)	39,205	217,978
Fidelity Series Growth & Income Fund (a)	12,176	187,263
Fidelity Series Growth Company Fund (a)	9,684	170,144
Fidelity Series Intrinsic Opportunities Fund (a)	11,924	220,833
Fidelity Series Opportunistic Insights Fund (a)	5,278	93,903
Fidelity Series Real Estate Equity Fund (a)	1,377	16,646
Fidelity Series Small Cap Discovery Fund (a)	2,041	25,312
Fidelity Series Small Cap Opportunities Fund (a)	5,380	76,716
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,619	144,428
Fidelity Series Value Discovery Fund (a)	8,037	104,884
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,427,922)		1,524,234

International Equity Funds - 9.1%
Fidelity Series Canada Fund (a)	2,522	26,307
Fidelity Series Emerging Markets Fund (a)	14,016	298,410
Fidelity Series International Growth Fund (a)	16,101	258,584
Fidelity Series International Small Cap Fund (a)	3,414	63,708
Fidelity Series International Value Fund (a)	24,165	259,292
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $840,447)		906,301

Bond Funds - 45.7%
Fidelity Series Emerging Markets Debt Fund (a)	6,003	59,548
Fidelity Series Floating Rate High Income Fund (a)	2,621	24,950
Fidelity Series High Income Fund (a)	15,963	152,443
Fidelity Series Inflation-Protected Bond Index Fund (a)	39,384	381,629
Fidelity Series International Credit Fund (a)	505	4,981
Fidelity Series Investment Grade Bond Fund (a)	341,613	3,733,831
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,316	153,306
Fidelity Series Real Estate Income Fund (a)	4,284	46,007
TOTAL BOND FUNDS
(Cost $4,698,794)		4,556,695

Short-Term Funds - 29.9%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	2,392,922	2,392,922
Fidelity Series Short-Term Credit Fund (a)	60,462	595,549
TOTAL SHORT-TERM FUNDS
(Cost $2,997,115)		2,988,471
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,964,278)		9,975,701
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,973)
NET ASSETS - 100%		$9,971,728

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$53,599	$1,023	$15,468	$1,021	$6,615	$(3,156)	$42,613
Fidelity Series 1000 Value Index Fund	65,482	3,681	15,649	2,470	890	(245)	54,159
Fidelity Series All-Sector Equity Fund	100,754	13,782	26,950	12,758	1,243	(5,882)	82,947
Fidelity Series Blue Chip Growth Fund	102,044	12,075	31,163	11,078	1,213	2,239	86,408
Fidelity Series Canada Fund	--	32,476	6,094	319	93	(168)	26,307
Fidelity Series Commodity Strategy Fund	234,136	8,223	37,712	1,217	1,286	12,045	217,978
Fidelity Series Emerging Markets Debt Fund	67,678	4,056	9,673	3,557	(66)	(2,447)	59,548
Fidelity Series Emerging Markets Fund	535,409	10,359	283,116	10,339	32,982	2,776	298,410
Fidelity Series Floating Rate High Income Fund	28,257	1,037	4,281	1,036	(8)	(55)	24,950
Fidelity Series Government Money Market Fund 1.75%	2,226,650	514,311	348,039	22,831	--	--	2,392,922
Fidelity Series Growth & Income Fund	235,591	12,576	65,245	11,965	3,282	1,059	187,263
Fidelity Series Growth Company Fund	202,742	18,295	64,888	17,815	6,540	7,455	170,144
Fidelity Series High Income Fund	169,753	7,734	21,967	7,731	(62)	(3,015)	152,443
Fidelity Series Inflation-Protected Bond Index Fund	430,047	20,988	61,743	8,469	(515)	(7,148)	381,629
Fidelity Series International Credit Fund	5,663	142	741	141	(13)	(70)	4,981
Fidelity Series International Growth Fund	327,958	8,907	90,461	8,894	5,365	6,815	258,584
Fidelity Series International Small Cap Fund	75,432	4,211	21,033	4,206	1,693	3,405	63,708
Fidelity Series International Value Fund	331,860	8,895	89,086	8,881	5,069	2,554	259,292
Fidelity Series Intrinsic Opportunities Fund	240,891	11,101	47,581	11,098	2,595	13,827	220,833
Fidelity Series Investment Grade Bond Fund	4,250,329	240,979	627,617	95,447	(4,064)	(125,796)	3,733,831
Fidelity Series Long-Term Treasury Bond Index Fund	106,209	141,583	84,941	3,982	(2,690)	(6,855)	153,306
Fidelity Series Opportunistic Insights Fund	112,951	13,944	35,111	13,636	2,727	(608)	93,903
Fidelity Series Real Estate Equity Fund	20,423	1,722	3,722	986	(94)	(1,683)	16,646
Fidelity Series Real Estate Income Fund	53,628	2,665	7,583	2,662	(145)	(2,558)	46,007
Fidelity Series Short-Term Credit Fund	947,882	38,556	381,551	9,962	(692)	(8,646)	595,549
Fidelity Series Small Cap Discovery Fund	30,163	276	6,791	217	450	1,214	25,312
Fidelity Series Small Cap Opportunities Fund	91,011	9,593	23,245	9,529	299	(942)	76,716
Fidelity Series Stock Selector Large Cap Value Fund	176,654	12,722	38,654	12,707	1,507	(7,801)	144,428
Fidelity Series Value Discovery Fund	124,457	9,654	27,192	6,305	777	(2,812)	104,884
Total	$11,347,653	$1,165,566	$2,477,297	$301,259	$66,277	$(126,498)	$9,975,701

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2005 Fund℠

April 30, 2018

RW26-QTLY-0618
1.858590.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1,903	$32,618
Fidelity Series 1000 Value Index Fund (a)	3,273	40,525
Fidelity Series All-Sector Equity Fund (a)	5,114	62,745
Fidelity Series Blue Chip Growth Fund (a)	4,519	65,529
Fidelity Series Commodity Strategy Fund (a)	26,452	147,073
Fidelity Series Growth & Income Fund (a)	9,282	142,750
Fidelity Series Growth Company Fund (a)	7,419	130,350
Fidelity Series Intrinsic Opportunities Fund (a)	9,687	179,396
Fidelity Series Opportunistic Insights Fund (a)	4,034	71,772
Fidelity Series Real Estate Equity Fund (a)	1,036	12,520
Fidelity Series Small Cap Discovery Fund (a)	1,564	19,394
Fidelity Series Small Cap Opportunities Fund (a)	4,129	58,873
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,891	110,513
Fidelity Series Value Discovery Fund (a)	6,047	78,912
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,077,376)		1,152,970

International Equity Funds - 10.0%
Fidelity Series Canada Fund (a)	1,860	19,404
Fidelity Series Emerging Markets Fund (a)	10,316	219,630
Fidelity Series International Growth Fund (a)	11,927	191,541
Fidelity Series International Small Cap Fund (a)	2,551	47,601
Fidelity Series International Value Fund (a)	17,961	192,718
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $622,160)		670,894

Bond Funds - 45.0%
Fidelity Series Emerging Markets Debt Fund (a)	4,035	40,032
Fidelity Series Floating Rate High Income Fund (a)	1,762	16,772
Fidelity Series High Income Fund (a)	11,033	105,368
Fidelity Series Inflation-Protected Bond Index Fund (a)	25,262	244,793
Fidelity Series International Credit Fund (a)	342	3,369
Fidelity Series Investment Grade Bond Fund (a)	225,811	2,468,113
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,706	106,346
Fidelity Series Real Estate Income Fund (a)	2,855	30,661
TOTAL BOND FUNDS
(Cost $3,108,408)		3,015,454

Short-Term Funds - 27.8%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	1,499,919	1,499,919
Fidelity Series Short-Term Credit Fund (a)	37,272	367,133
TOTAL SHORT-TERM FUNDS
(Cost $1,872,482)		1,867,052
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,680,426)		6,706,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,101)
NET ASSETS - 100%		$6,703,269

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$56,868	$2,337	$30,002	$918	$12,666	$(9,251)	$32,618
Fidelity Series 1000 Value Index Fund	69,477	3,934	33,695	2,205	1,558	(749)	40,525
Fidelity Series All-Sector Equity Fund	106,903	13,785	54,422	11,127	1,667	(5,188)	62,745
Fidelity Series Blue Chip Growth Fund	108,267	13,271	58,807	10,529	1,814	984	65,529
Fidelity Series Canada Fund	--	30,984	11,725	272	221	(76)	19,404
Fidelity Series Commodity Strategy Fund	206,740	11,082	80,786	954	2,626	7,411	147,073
Fidelity Series Emerging Markets Debt Fund	60,536	4,749	23,545	2,745	(130)	(1,578)	40,032
Fidelity Series Emerging Markets Fund	517,918	21,959	353,792	8,501	38,933	(5,388)	219,630
Fidelity Series Floating Rate High Income Fund	25,278	1,436	9,881	792	(20)	(41)	16,772
Fidelity Series Government Money Market Fund 1.75%	1,821,465	453,288	774,834	15,884	--	--	1,499,919
Fidelity Series Growth & Income Fund	249,973	17,947	128,882	11,751	4,819	(1,107)	142,750
Fidelity Series Growth Company Fund	215,087	21,601	119,431	16,131	10,204	2,889	130,350
Fidelity Series High Income Fund	151,884	9,805	54,080	5,986	(132)	(2,109)	105,368
Fidelity Series Inflation-Protected Bond Index Fund	367,711	27,420	144,898	6,246	(1,180)	(4,260)	244,793
Fidelity Series International Credit Fund	5,101	124	1,780	125	(29)	(47)	3,369
Fidelity Series International Growth Fund	331,436	15,653	167,478	7,629	8,476	3,454	191,541
Fidelity Series International Small Cap Fund	76,229	5,547	38,603	3,612	2,588	1,840	47,601
Fidelity Series International Value Fund	335,403	15,821	165,961	7,617	8,169	(714)	192,718
Fidelity Series Intrinsic Opportunities Fund	249,469	18,036	103,998	11,019	5,920	9,969	179,396
Fidelity Series Investment Grade Bond Fund	3,707,152	310,065	1,457,985	71,668	(7,332)	(83,787)	2,468,113
Fidelity Series Long-Term Treasury Bond Index Fund	93,409	121,081	101,497	3,008	(2,147)	(4,500)	106,346
Fidelity Series Opportunistic Insights Fund	119,844	15,086	65,580	12,067	4,032	(1,610)	71,772
Fidelity Series Real Estate Equity Fund	21,952	1,991	9,778	922	(235)	(1,410)	12,520
Fidelity Series Real Estate Income Fund	47,956	3,324	18,537	2,112	(300)	(1,782)	30,661
Fidelity Series Short-Term Credit Fund	768,230	35,031	429,758	7,055	(938)	(5,432)	367,133
Fidelity Series Small Cap Discovery Fund	32,002	1,222	15,416	192	876	710	19,394
Fidelity Series Small Cap Opportunities Fund	96,562	11,361	48,231	8,951	1,657	(2,476)	58,873
Fidelity Series Stock Selector Large Cap Value Fund	187,439	15,823	87,977	11,181	2,680	(7,452)	110,513
Fidelity Series Value Discovery Fund	132,047	11,035	62,544	5,616	1,208	(2,834)	78,912
Total	$10,162,338	$1,214,798	$4,653,903	$246,815	$97,671	$(114,534)	$6,706,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠

April 30, 2018

RW30-QTLY-0618
1.858594.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,797	$65,081
Fidelity Series 1000 Value Index Fund (a)	6,532	80,860
Fidelity Series All-Sector Equity Fund (a)	10,301	126,389
Fidelity Series Blue Chip Growth Fund (a)	9,109	132,074
Fidelity Series Commodity Strategy Fund (a)	38,807	215,765
Fidelity Series Growth & Income Fund (a)	18,547	285,254
Fidelity Series Growth Company Fund (a)	14,899	261,777
Fidelity Series Intrinsic Opportunities Fund (a)	19,207	355,705
Fidelity Series Opportunistic Insights Fund (a)	8,121	144,476
Fidelity Series Real Estate Equity Fund (a)	2,098	25,365
Fidelity Series Small Cap Discovery Fund (a)	3,121	38,702
Fidelity Series Small Cap Opportunities Fund (a)	8,230	117,360
Fidelity Series Stock Selector Large Cap Value Fund (a)	17,734	220,439
Fidelity Series Value Discovery Fund (a)	12,099	157,893
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,069,628)		2,227,140

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	3,448	35,960
Fidelity Series Emerging Markets Fund (a)	18,521	394,315
Fidelity Series International Growth Fund (a)	22,043	354,015
Fidelity Series International Small Cap Fund (a)	4,702	87,742
Fidelity Series International Value Fund (a)	33,169	355,908
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,139,052)		1,227,940

Bond Funds - 42.4%
Fidelity Series Emerging Markets Debt Fund (a)	5,954	59,062
Fidelity Series Floating Rate High Income Fund (a)	2,585	24,610
Fidelity Series High Income Fund (a)	15,628	149,247
Fidelity Series Inflation-Protected Bond Index Fund (a)	33,574	325,328
Fidelity Series International Credit Fund (a)	503	4,961
Fidelity Series Investment Grade Bond Fund (a)	312,176	3,412,088
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,506	171,638
Fidelity Series Real Estate Income Fund (a)	4,181	44,907
TOTAL BOND FUNDS
(Cost $4,324,115)		4,191,841

Short-Term Funds - 22.7%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	1,801,990	1,801,990
Fidelity Series Short-Term Credit Fund (a)	45,446	447,648
TOTAL SHORT-TERM FUNDS
(Cost $2,256,224)		2,249,638
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,789,019)		9,896,559
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,615)
NET ASSETS - 100%		$9,891,944

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$85,581	$1,642	$27,640	$1,639	$14,198	$(8,700)	$65,081
Fidelity Series 1000 Value Index Fund	104,555	3,965	28,642	3,958	1,483	(501)	80,860
Fidelity Series All-Sector Equity Fund	160,873	21,636	48,695	20,341	1,719	(9,144)	126,389
Fidelity Series Blue Chip Growth Fund	162,928	19,302	55,403	17,941	1,935	3,312	132,074
Fidelity Series Canada Fund	--	45,747	10,045	449	189	69	35,960
Fidelity Series Commodity Strategy Fund	223,293	16,866	37,807	1,205	1,182	12,231	215,765
Fidelity Series Emerging Markets Debt Fund	67,994	5,007	11,425	3,571	(120)	(2,394)	59,062
Fidelity Series Emerging Markets Fund	658,745	13,832	323,753	13,734	38,898	6,593	394,315
Fidelity Series Floating Rate High Income Fund	28,393	1,040	4,759	1,041	(9)	(55)	24,610
Fidelity Series Government Money Market Fund 1.75%	1,633,490	475,126	306,626	17,161	--	--	1,801,990
Fidelity Series Growth & Income Fund	376,168	19,637	117,192	19,170	5,736	905	285,254
Fidelity Series Growth Company Fund	323,699	30,858	115,260	28,600	11,590	10,890	261,777
Fidelity Series High Income Fund	170,506	7,763	25,941	7,760	(124)	(2,957)	149,247
Fidelity Series Inflation-Protected Bond Index Fund	371,207	27,064	66,078	7,433	(748)	(6,117)	325,328
Fidelity Series International Credit Fund	5,750	145	849	143	(15)	(70)	4,961
Fidelity Series International Growth Fund	463,530	12,684	139,045	12,665	7,778	9,068	354,015
Fidelity Series International Small Cap Fund	106,614	5,997	31,987	5,990	2,525	4,593	87,742
Fidelity Series International Value Fund	469,054	12,664	135,831	12,645	6,913	3,108	355,908
Fidelity Series Intrinsic Opportunities Fund	406,502	18,413	94,691	18,408	3,594	21,887	355,705
Fidelity Series Investment Grade Bond Fund	3,905,037	318,819	689,269	88,711	(6,825)	(115,674)	3,412,088
Fidelity Series Long-Term Treasury Bond Index Fund	100,842	151,437	70,190	4,070	(2,466)	(7,985)	171,638
Fidelity Series Opportunistic Insights Fund	180,350	23,251	62,399	21,911	4,437	(1,163)	144,476
Fidelity Series Real Estate Equity Fund	32,781	2,190	6,702	1,590	(304)	(2,600)	25,365
Fidelity Series Real Estate Income Fund	53,920	2,706	8,951	2,705	(240)	(2,528)	44,907
Fidelity Series Short-Term Credit Fund	683,122	39,896	268,263	7,473	(520)	(6,587)	447,648
Fidelity Series Small Cap Discovery Fund	48,158	340	12,449	339	847	1,806	38,702
Fidelity Series Small Cap Opportunities Fund	145,314	15,405	42,182	15,401	472	(1,649)	117,360
Fidelity Series Stock Selector Large Cap Value Fund	282,066	20,327	71,728	20,304	2,034	(12,260)	220,439
Fidelity Series Value Discovery Fund	198,719	10,655	48,113	10,111	1,076	(4,444)	157,893
Total	$11,449,191	$1,324,414	$2,861,915	$366,469	$95,235	$(110,366)	$9,896,559

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2015 Fund℠

April 30, 2018

RW34-QTLY-0618
1.858598.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,114	$36,229
Fidelity Series 1000 Value Index Fund (a)	3,652	45,209
Fidelity Series All-Sector Equity Fund (a)	5,751	70,560
Fidelity Series Blue Chip Growth Fund (a)	5,069	73,503
Fidelity Series Commodity Strategy Fund (a)	17,143	95,317
Fidelity Series Growth & Income Fund (a)	10,440	160,561
Fidelity Series Growth Company Fund (a)	8,238	144,733
Fidelity Series Intrinsic Opportunities Fund (a)	10,149	187,951
Fidelity Series Opportunistic Insights Fund (a)	4,490	79,879
Fidelity Series Real Estate Equity Fund (a)	1,144	13,834
Fidelity Series Small Cap Discovery Fund (a)	1,734	21,505
Fidelity Series Small Cap Opportunities Fund (a)	4,573	65,217
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,879	122,795
Fidelity Series Value Discovery Fund (a)	6,833	89,166
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,112,035)		1,206,459

International Equity Funds - 14.9%
Fidelity Series Canada Fund (a)	1,814	18,918
Fidelity Series Emerging Markets Fund (a)	9,667	205,814
Fidelity Series International Growth Fund (a)	11,511	184,860
Fidelity Series International Small Cap Fund (a)	2,466	46,022
Fidelity Series International Value Fund (a)	17,443	187,160
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $596,394)		642,774

Bond Funds - 39.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,600	25,792
Fidelity Series Floating Rate High Income Fund (a)	1,122	10,678
Fidelity Series High Income Fund (a)	6,784	64,784
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,166	117,888
Fidelity Series International Credit Fund (a)	219	2,157
Fidelity Series Investment Grade Bond Fund (a)	127,059	1,388,756
Fidelity Series Long-Term Treasury Bond Index Fund (a)	9,994	83,647
Fidelity Series Real Estate Income Fund (a)	1,803	19,364
TOTAL BOND FUNDS
(Cost $1,766,382)		1,713,066

Short-Term Funds - 17.6%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	608,216	608,216
Fidelity Series Short-Term Credit Fund (a)	15,427	151,952
TOTAL SHORT-TERM FUNDS
(Cost $762,299)		760,168
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,237,110)		4,322,467
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,204)
NET ASSETS - 100%		$4,320,263

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$52,269	$915	$20,105	$914	$12,898	$(9,748)	$36,229
Fidelity Series 1000 Value Index Fund	63,856	2,397	21,709	2,202	1,108	(443)	45,209
Fidelity Series All-Sector Equity Fund	98,245	12,176	35,866	11,247	1,298	(5,293)	70,560
Fidelity Series Blue Chip Growth Fund	99,489	11,587	39,726	10,736	768	1,385	73,503
Fidelity Series Canada Fund	--	26,879	8,004	237	113	(70)	18,918
Fidelity Series Commodity Strategy Fund	113,961	5,333	30,023	556	1,077	4,969	95,317
Fidelity Series Emerging Markets Debt Fund	33,243	2,483	8,906	1,583	(14)	(1,014)	25,792
Fidelity Series Emerging Markets Fund	370,928	7,323	197,147	7,196	22,894	1,816	205,814
Fidelity Series Floating Rate High Income Fund	13,880	462	3,629	462	(10)	(25)	10,678
Fidelity Series Government Money Market Fund 1.75%	604,340	180,048	176,172	5,773	--	--	608,216
Fidelity Series Growth & Income Fund	229,739	12,990	85,995	11,105	3,678	149	160,561
Fidelity Series Growth Company Fund	197,669	16,195	81,457	15,942	7,173	5,153	144,733
Fidelity Series High Income Fund	83,398	3,446	20,759	3,442	(6)	(1,295)	64,784
Fidelity Series Inflation-Protected Bond Index Fund	150,836	12,205	42,757	2,706	(335)	(2,061)	117,888
Fidelity Series International Credit Fund	2,837	71	709	71	(12)	(30)	2,157
Fidelity Series International Growth Fund	271,259	6,722	102,674	6,713	5,344	4,209	184,860
Fidelity Series International Small Cap Fund	62,394	3,181	23,339	3,178	1,606	2,180	46,022
Fidelity Series International Value Fund	274,515	6,727	100,284	6,717	5,388	814	187,160
Fidelity Series Intrinsic Opportunities Fund	226,932	10,264	63,272	10,257	2,715	11,312	187,951
Fidelity Series Investment Grade Bond Fund	1,787,242	152,711	502,552	36,833	(2,313)	(46,332)	1,388,756
Fidelity Series Long-Term Treasury Bond Index Fund	51,804	65,271	28,791	1,806	(637)	(4,000)	83,647
Fidelity Series Opportunistic Insights Fund	110,142	12,427	44,486	12,108	2,797	(1,001)	79,879
Fidelity Series Real Estate Equity Fund	20,045	1,436	6,023	925	(158)	(1,466)	13,834
Fidelity Series Real Estate Income Fund	26,338	1,247	6,977	1,246	(125)	(1,119)	19,364
Fidelity Series Short-Term Credit Fund	252,449	16,771	114,917	2,540	(218)	(2,133)	151,952
Fidelity Series Small Cap Discovery Fund	29,410	189	9,582	188	550	938	21,505
Fidelity Series Small Cap Opportunities Fund	88,740	9,124	31,560	9,120	(42)	(1,045)	65,217
Fidelity Series Stock Selector Large Cap Value Fund	172,272	11,264	55,554	11,259	2,074	(7,261)	122,795
Fidelity Series Value Discovery Fund	121,363	7,978	38,348	5,631	855	(2,682)	89,166
Total	$5,609,595	$599,822	$1,901,323	$182,693	$68,466	$(54,093)	$4,322,467

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠

April 30, 2018

RW38-QTLY-0618
1.867270.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,031	$34,807
Fidelity Series 1000 Value Index Fund (a)	3,493	43,238
Fidelity Series All-Sector Equity Fund (a)	5,510	67,608
Fidelity Series Blue Chip Growth Fund (a)	4,867	70,570
Fidelity Series Commodity Strategy Fund (a)	13,900	77,286
Fidelity Series Growth & Income Fund (a)	10,032	154,299
Fidelity Series Growth Company Fund (a)	8,013	140,784
Fidelity Series Intrinsic Opportunities Fund (a)	10,005	185,293
Fidelity Series Opportunistic Insights Fund (a)	4,333	77,081
Fidelity Series Real Estate Equity Fund (a)	1,029	12,435
Fidelity Series Small Cap Discovery Fund (a)	1,666	20,662
Fidelity Series Small Cap Opportunities Fund (a)	4,396	62,684
Fidelity Series Stock Selector Large Cap Value Fund (a)	9,488	117,935
Fidelity Series Value Discovery Fund (a)	6,500	84,831
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,065,892)		1,149,513

International Equity Funds - 17.1%
Fidelity Series Canada Fund (a)	1,693	17,658
Fidelity Series Emerging Markets Fund (a)	8,652	184,202
Fidelity Series International Growth Fund (a)	10,685	171,608
Fidelity Series International Small Cap Fund (a)	2,306	43,037
Fidelity Series International Value Fund (a)	16,295	174,845
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $548,663)		591,350

Bond Funds - 37.0%
Fidelity Series Emerging Markets Debt Fund (a)	2,083	20,665
Fidelity Series Floating Rate High Income Fund (a)	886	8,437
Fidelity Series High Income Fund (a)	5,403	51,599
Fidelity Series Inflation-Protected Bond Index Fund (a)	7,355	71,273
Fidelity Series International Credit Fund (a)	175	1,728
Fidelity Series Investment Grade Bond Fund (a)	95,366	1,042,350
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,339	69,796
Fidelity Series Real Estate Income Fund (a)	1,431	15,368
TOTAL BOND FUNDS
(Cost $1,322,031)		1,281,216

Short-Term Funds - 12.8%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	353,455	353,455
Fidelity Series Short-Term Credit Fund (a)	8,969	88,348
TOTAL SHORT-TERM FUNDS
(Cost $443,047)		441,803
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,379,633)		3,463,882
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,946)
NET ASSETS - 100%		$3,461,936

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$51,511	$894	$20,456	$874	$10,935	$(8,077)	$34,807
Fidelity Series 1000 Value Index Fund	62,931	2,112	22,196	2,108	863	(472)	43,238
Fidelity Series All-Sector Equity Fund	96,829	11,629	36,679	10,910	969	(5,140)	67,608
Fidelity Series Blue Chip Growth Fund	98,067	10,341	40,324	9,610	1,064	1,422	70,570
Fidelity Series Canada Fund	--	23,061	5,889	221	202	284	17,658
Fidelity Series Commodity Strategy Fund	96,456	4,928	28,843	454	842	3,903	77,286
Fidelity Series Emerging Markets Debt Fund	27,467	2,187	8,153	1,265	(37)	(799)	20,665
Fidelity Series Emerging Markets Fund	331,585	6,595	174,870	6,413	19,244	1,648	184,202
Fidelity Series Floating Rate High Income Fund	11,471	370	3,373	367	(10)	(21)	8,437
Fidelity Series Government Money Market Fund 1.75%	349,035	118,086	113,666	3,254	--	--	353,455
Fidelity Series Growth & Income Fund	226,413	12,786	87,460	10,822	2,477	83	154,299
Fidelity Series Growth Company Fund	196,164	15,536	82,029	15,523	6,272	4,841	140,784
Fidelity Series High Income Fund	68,921	2,760	18,952	2,746	(95)	(1,035)	51,599
Fidelity Series Inflation-Protected Bond Index Fund	95,667	8,837	31,745	1,668	(225)	(1,261)	71,273
Fidelity Series International Credit Fund	2,318	58	613	58	(11)	(24)	1,728
Fidelity Series International Growth Fund	258,866	6,241	101,590	6,227	4,311	3,780	171,608
Fidelity Series International Small Cap Fund	59,541	2,987	22,940	2,983	1,453	1,996	43,037
Fidelity Series International Value Fund	261,940	6,233	97,984	6,217	4,057	599	174,845
Fidelity Series Intrinsic Opportunities Fund	215,054	9,754	53,858	9,747	3,010	11,333	185,293
Fidelity Series Investment Grade Bond Fund	1,387,095	124,788	432,881	27,720	(1,191)	(35,461)	1,042,350
Fidelity Series Long-Term Treasury Bond Index Fund	43,079	53,977	23,463	1,451	(461)	(3,336)	69,796
Fidelity Series Opportunistic Insights Fund	109,875	12,206	46,574	11,604	2,669	(1,095)	77,081
Fidelity Series Real Estate Equity Fund	19,662	828	6,557	827	(145)	(1,353)	12,435
Fidelity Series Real Estate Income Fund	21,759	968	6,386	967	(93)	(880)	15,368
Fidelity Series Short-Term Credit Fund	146,777	11,674	68,732	1,459	(126)	(1,245)	88,348
Fidelity Series Small Cap Discovery Fund	28,987	188	9,811	185	415	883	20,662
Fidelity Series Small Cap Opportunities Fund	87,465	8,227	31,966	8,221	33	(1,075)	62,684
Fidelity Series Stock Selector Large Cap Value Fund	169,772	10,705	56,895	10,695	1,447	(7,094)	117,935
Fidelity Series Value Discovery Fund	119,608	6,963	39,643	5,234	532	(2,629)	84,831
	$4,644,315	$475,919	$1,674,528	$159,830	$58,401	$(40,225)	$3,463,882

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠

April 30, 2018

RW42-QTLY-0618
1.867278.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	12,013	$205,898
Fidelity Series 1000 Value Index Fund (a)	20,774	257,184
Fidelity Series All-Sector Equity Fund (a)	32,711	401,364
Fidelity Series Blue Chip Growth Fund (a)	28,837	418,138
Fidelity Series Commodity Strategy Fund (a)	75,366	419,034
Fidelity Series Growth & Income Fund (a)	59,628	917,072
Fidelity Series Growth Company Fund (a)	46,859	823,314
Fidelity Series Intrinsic Opportunities Fund (a)	57,937	1,072,988
Fidelity Series Opportunistic Insights Fund (a)	25,542	454,397
Fidelity Series Real Estate Equity Fund (a)	6,415	77,558
Fidelity Series Small Cap Discovery Fund (a)	9,862	122,286
Fidelity Series Small Cap Opportunities Fund (a)	26,020	371,050
Fidelity Series Stock Selector Large Cap Value Fund (a)	56,166	698,143
Fidelity Series Value Discovery Fund (a)	38,782	506,111
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,277,969)		6,744,537

International Equity Funds - 18.4%
Fidelity Series Canada Fund (a)	9,843	102,664
Fidelity Series Emerging Markets Fund (a)	49,496	1,053,780
Fidelity Series International Growth Fund (a)	61,672	990,452
Fidelity Series International Small Cap Fund (a)	13,407	250,172
Fidelity Series International Value Fund (a)	94,690	1,016,028
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,168,430)		3,413,096

Bond Funds - 35.8%
Fidelity Series Emerging Markets Debt Fund (a)	11,190	111,006
Fidelity Series Floating Rate High Income Fund (a)	4,730	45,033
Fidelity Series High Income Fund (a)	28,869	275,702
Fidelity Series Inflation-Protected Bond Index Fund (a)	30,111	291,778
Fidelity Series International Credit Fund (a)	1,169	11,526
Fidelity Series Investment Grade Bond Fund (a)	498,997	5,454,033
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,585	389,920
Fidelity Series Real Estate Income Fund (a)	7,645	82,103
TOTAL BOND FUNDS
(Cost $6,870,562)		6,661,101

Short-Term Funds - 9.6%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	1,432,175	1,432,175
Fidelity Series Short-Term Credit Fund (a)	36,361	358,156
TOTAL SHORT-TERM FUNDS
(Cost $1,795,161)		1,790,331
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,112,122)		18,609,065
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,881)
NET ASSETS - 100%		$18,598,184

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$283,878	$5,135	$99,846	$5,132	$51,259	$(34,528)	$205,898
Fidelity Series 1000 Value Index Fund	346,809	16,126	108,486	12,394	4,746	(2,011)	257,184
Fidelity Series All-Sector Equity Fund	533,638	72,659	180,539	63,753	5,175	(29,569)	401,364
Fidelity Series Blue Chip Growth Fund	540,491	60,522	198,424	55,086	6,038	9,511	418,138
Fidelity Series Canada Fund	--	133,628	32,097	1,264	590	543	102,664
Fidelity Series Commodity Strategy Fund	472,418	39,983	119,147	2,318	3,795	21,985	419,034
Fidelity Series Emerging Markets Debt Fund	138,878	12,263	35,623	6,703	(200)	(4,312)	111,006
Fidelity Series Emerging Markets Fund	1,760,859	36,535	857,956	36,522	96,747	17,595	1,053,780
Fidelity Series Floating Rate High Income Fund	57,981	1,949	14,768	1,947	(25)	(104)	45,033
Fidelity Series Government Money Market Fund 1.75%	1,285,321	509,550	362,696	12,822	--	--	1,432,175
Fidelity Series Growth & Income Fund	1,247,824	81,443	431,653	59,716	16,479	2,979	917,072
Fidelity Series Growth Company Fund	1,073,827	90,127	405,266	89,362	32,820	31,806	823,314
Fidelity Series High Income Fund	348,435	14,599	81,648	14,596	(217)	(5,467)	275,702
Fidelity Series Inflation-Protected Bond Index Fund	380,397	40,254	122,493	7,087	(1,435)	(4,945)	291,778
Fidelity Series International Credit Fund	11,922	284	520	285	2	(162)	11,526
Fidelity Series International Growth Fund	1,410,808	35,976	503,298	35,965	23,649	23,317	990,452
Fidelity Series International Small Cap Fund	324,488	17,029	111,253	17,027	7,540	12,368	250,172
Fidelity Series International Value Fund	1,427,603	35,916	476,780	35,905	23,025	6,264	1,016,028
Fidelity Series Intrinsic Opportunities Fund	1,224,498	55,928	289,735	55,918	16,238	66,059	1,072,988
Fidelity Series Investment Grade Bond Fund	6,850,449	668,125	1,872,497	144,008	(10,546)	(181,498)	5,454,033
Fidelity Series Long-Term Treasury Bond Index Fund	219,389	305,064	113,642	7,833	(2,188)	(18,703)	389,920
Fidelity Series Opportunistic Insights Fund	598,299	70,200	222,547	68,054	13,135	(4,690)	454,397
Fidelity Series Real Estate Equity Fund	108,752	9,499	31,653	4,922	(902)	(8,138)	77,558
Fidelity Series Real Estate Income Fund	110,026	5,102	27,905	5,100	(410)	(4,710)	82,103
Fidelity Series Short-Term Credit Fund	526,317	54,211	217,087	5,581	(453)	(4,832)	358,156
Fidelity Series Small Cap Discovery Fund	159,754	3,655	49,221	1,052	2,580	5,518	122,286
Fidelity Series Small Cap Opportunities Fund	482,038	47,250	154,192	47,245	1,443	(5,489)	371,050
Fidelity Series Stock Selector Large Cap Value Fund	935,649	66,779	271,830	63,161	7,573	(40,028)	698,143
Fidelity Series Value Discovery Fund	659,173	55,955	197,494	31,470	3,143	(14,666)	506,111
Total	$23,519,921	$2,545,746	$7,590,296	$892,228	$299,601	$(165,907)	$18,609,065

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2005 Fund℠

April 30, 2018

RW28-QTLY-0618
1.858592.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	5,522	$94,641
Fidelity Series 1000 Value Index Fund (a)	9,494	117,541
Fidelity Series All-Sector Equity Fund (a)	14,828	181,939
Fidelity Series Blue Chip Growth Fund (a)	13,097	189,909
Fidelity Series Commodity Strategy Fund (a)	75,388	419,155
Fidelity Series Growth & Income Fund (a)	26,943	414,390
Fidelity Series Growth Company Fund (a)	21,440	376,703
Fidelity Series Intrinsic Opportunities Fund (a)	27,766	514,232
Fidelity Series Opportunistic Insights Fund (a)	11,690	207,966
Fidelity Series Real Estate Equity Fund (a)	3,095	37,414
Fidelity Series Small Cap Discovery Fund (a)	4,538	56,269
Fidelity Series Small Cap Opportunities Fund (a)	11,955	170,471
Fidelity Series Stock Selector Large Cap Value Fund (a)	25,803	320,728
Fidelity Series Value Discovery Fund (a)	17,533	228,810
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,098,252)		3,330,168

International Equity Funds - 10.1%
Fidelity Series Canada Fund (a)	5,357	55,873
Fidelity Series Emerging Markets Fund (a)	29,851	635,535
Fidelity Series International Growth Fund (a)	34,419	552,774
Fidelity Series International Small Cap Fund (a)	7,362	137,369
Fidelity Series International Value Fund (a)	51,820	556,032
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,796,827)		1,937,583

Bond Funds - 44.7%
Fidelity Series Emerging Markets Debt Fund (a)	11,569	114,768
Fidelity Series Floating Rate High Income Fund (a)	5,051	48,085
Fidelity Series High Income Fund (a)	30,295	289,320
Fidelity Series Inflation-Protected Bond Index Fund (a)	72,518	702,702
Fidelity Series International Credit Fund (a)	974	9,602
Fidelity Series Investment Grade Bond Fund (a)	644,250	7,041,653
Fidelity Series Long-Term Treasury Bond Index Fund (a)	36,442	305,018
Fidelity Series Real Estate Income Fund (a)	8,225	88,336
TOTAL BOND FUNDS
(Cost $8,863,758)		8,599,484

Short-Term Funds - 27.9%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	4,304,158	4,304,158
Fidelity Series Short-Term Credit Fund (a)	107,214	1,056,054
TOTAL SHORT-TERM FUNDS
(Cost $5,375,444)		5,360,212
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $19,134,281)		19,227,447
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,163)
NET ASSETS - 100%		$19,219,284

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$119,243	$15,454	$47,303	$2,214	$14,639	$(7,392)	$94,641
Fidelity Series 1000 Value Index Fund	145,677	21,614	50,831	5,366	1,625	(544)	117,541
Fidelity Series All-Sector Equity Fund	224,142	52,800	84,449	27,910	2,504	(13,058)	181,939
Fidelity Series Blue Chip Growth Fund	226,996	49,484	93,999	23,979	2,556	4,872	189,909
Fidelity Series Canada Fund	--	74,609	18,605	646	170	(301)	55,873
Fidelity Series Commodity Strategy Fund	427,033	65,102	97,884	2,170	1,153	23,751	419,155
Fidelity Series Emerging Markets Debt Fund	125,284	22,804	28,557	6,559	(81)	(4,682)	114,768
Fidelity Series Emerging Markets Fund	1,075,333	100,404	610,437	20,605	60,425	9,810	635,535
Fidelity Series Floating Rate High Income Fund	52,310	8,081	12,189	1,923	(19)	(98)	48,085
Fidelity Series Government Money Market Fund 1.75%	3,768,240	1,381,263	845,345	39,473	--	--	4,304,158
Fidelity Series Growth & Income Fund	524,118	84,260	201,855	26,253	5,467	2,400	414,390
Fidelity Series Growth Company Fund	450,979	89,212	193,851	38,631	13,889	16,474	376,703
Fidelity Series High Income Fund	314,318	46,459	65,601	14,273	(133)	(5,723)	289,320
Fidelity Series Inflation-Protected Bond Index Fund	756,769	119,376	159,946	14,982	(459)	(13,038)	702,702
Fidelity Series International Credit Fund	10,427	259	934	259	(15)	(135)	9,602
Fidelity Series International Growth Fund	691,601	92,726	255,664	18,363	9,373	14,738	552,774
Fidelity Series International Small Cap Fund	159,075	26,579	58,773	8,693	3,020	7,468	137,369
Fidelity Series International Value Fund	699,870	92,723	251,262	18,332	8,877	5,824	556,032
Fidelity Series Intrinsic Opportunities Fund	530,195	84,078	134,633	24,248	2,734	31,858	514,232
Fidelity Series Investment Grade Bond Fund	7,613,077	1,245,126	1,578,571	172,178	(5,219)	(232,760)	7,041,653
Fidelity Series Long-Term Treasury Bond Index Fund	191,225	304,851	172,578	7,460	(5,004)	(13,476)	305,018
Fidelity Series Opportunistic Insights Fund	251,280	57,677	105,301	29,772	5,714	(1,404)	207,966
Fidelity Series Real Estate Equity Fund	45,923	7,763	12,371	2,147	(177)	(3,724)	37,414
Fidelity Series Real Estate Income Fund	99,248	16,440	22,384	4,862	(157)	(4,811)	88,336
Fidelity Series Short-Term Credit Fund	1,590,843	165,564	684,193	17,082	(915)	(15,245)	1,056,054
Fidelity Series Small Cap Discovery Fund	67,093	8,049	22,423	454	852	2,698	56,269
Fidelity Series Small Cap Opportunities Fund	202,458	43,259	73,940	20,568	1,661	(2,967)	170,471
Fidelity Series Stock Selector Large Cap Value Fund	393,010	71,890	129,502	27,687	2,654	(17,324)	320,728
Fidelity Series Value Discovery Fund	276,873	44,889	87,887	13,671	1,158	(6,223)	228,810
Total	$21,032,640	$4,392,795	$6,101,268	$590,760	$126,292	$(223,012)	$19,227,447

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2010 Fund℠

April 30, 2018

RW32-QTLY-0618
1.858596.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.2%
	Shares	Value
Fidelity Series 100 Index Fund (a)	2,873	$49,248
Fidelity Series 1000 Value Index Fund (a)	4,948	61,251
Fidelity Series All-Sector Equity Fund (a)	7,718	94,703
Fidelity Series Blue Chip Growth Fund (a)	6,822	98,920
Fidelity Series Commodity Strategy Fund (a)	28,576	158,884
Fidelity Series Growth & Income Fund (a)	14,040	215,938
Fidelity Series Growth Company Fund (a)	11,238	197,445
Fidelity Series Intrinsic Opportunities Fund (a)	14,352	265,793
Fidelity Series Opportunistic Insights Fund (a)	6,125	108,969
Fidelity Series Real Estate Equity Fund (a)	1,601	19,357
Fidelity Series Small Cap Discovery Fund (a)	2,360	29,264
Fidelity Series Small Cap Opportunities Fund (a)	6,224	88,760
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,457	167,267
Fidelity Series Value Discovery Fund (a)	9,137	119,232
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,572,719)		1,675,031

International Equity Funds - 12.8%
Fidelity Series Canada Fund (a)	2,579	26,896
Fidelity Series Emerging Markets Fund (a)	13,907	296,078
Fidelity Series International Growth Fund (a)	16,519	265,289
Fidelity Series International Small Cap Fund (a)	3,529	65,858
Fidelity Series International Value Fund (a)	24,878	266,942
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $858,017)		921,063

Bond Funds - 41.3%
Fidelity Series Emerging Markets Debt Fund (a)	4,345	43,102
Fidelity Series Floating Rate High Income Fund (a)	1,896	18,046
Fidelity Series High Income Fund (a)	11,048	105,507
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,055	233,094
Fidelity Series International Credit Fund (a)	322	3,176
Fidelity Series Investment Grade Bond Fund (a)	221,623	2,422,335
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,142	126,735
Fidelity Series Real Estate Income Fund (a)	3,067	32,938
TOTAL BOND FUNDS
(Cost $3,072,025)		2,984,933

Short-Term Funds - 22.7%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	1,315,499	1,315,499
Fidelity Series Short-Term Credit Fund (a)	33,078	325,814
TOTAL SHORT-TERM FUNDS
(Cost $1,645,578)		1,641,313
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,148,339)		7,222,340
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,396)
NET ASSETS - 100%		$7,218,944

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$49,634	$13,972	$17,180	$1,055	$1,700	$1,122	$49,248
Fidelity Series 1000 Value Index Fund	60,636	18,866	18,214	2,576	84	(121)	61,251
Fidelity Series All-Sector Equity Fund	93,299	38,679	30,918	13,715	(166)	(6,191)	94,703
Fidelity Series Blue Chip Growth Fund	94,489	35,406	34,564	10,246	388	3,201	98,920
Fidelity Series Canada Fund	--	32,534	5,473	288	(6)	(159)	26,896
Fidelity Series Commodity Strategy Fund	131,506	43,563	24,904	710	89	8,630	158,884
Fidelity Series Emerging Markets Debt Fund	38,145	14,827	8,111	2,227	(53)	(1,706)	43,102
Fidelity Series Emerging Markets Fund	382,026	95,063	205,343	8,787	13,909	10,423	296,078
Fidelity Series Floating Rate High Income Fund	15,913	5,550	3,381	655	(7)	(29)	18,046
Fidelity Series Government Money Market Fund 1.75%	920,772	609,607	214,880	11,048	--	--	1,315,499
Fidelity Series Growth & Income Fund	218,168	69,283	74,131	11,529	214	2,404	215,938
Fidelity Series Growth Company Fund	183,536	72,184	69,987	18,402	1,646	10,066	197,445
Fidelity Series High Income Fund	95,711	30,594	18,691	4,814	(117)	(1,990)	105,507
Fidelity Series Inflation-Protected Bond Index Fund	203,297	80,399	46,306	4,705	(273)	(4,023)	233,094
Fidelity Series International Credit Fund	3,225	79	83	78	--	(45)	3,176
Fidelity Series International Growth Fund	267,017	74,822	85,004	8,096	1,261	7,193	265,289
Fidelity Series International Small Cap Fund	61,417	19,856	19,767	3,825	448	3,904	65,858
Fidelity Series International Value Fund	270,207	74,828	83,278	8,067	1,467	3,718	266,942
Fidelity Series Intrinsic Opportunities Fund	216,949	68,502	36,083	10,406	741	15,684	265,793
Fidelity Series Investment Grade Bond Fund	2,121,176	847,392	468,191	53,991	(2,571)	(75,471)	2,422,335
Fidelity Series Long-Term Treasury Bond Index Fund	59,329	121,471	47,116	2,624	(1,447)	(5,502)	126,735
Fidelity Series Opportunistic Insights Fund	104,597	42,738	39,048	14,324	629	53	108,969
Fidelity Series Real Estate Equity Fund	19,148	6,614	4,586	969	(106)	(1,713)	19,357
Fidelity Series Real Estate Income Fund	30,168	10,802	6,358	1,598	(69)	(1,605)	32,938
Fidelity Series Short-Term Credit Fund	386,675	108,299	164,590	4,696	(258)	(4,312)	325,814
Fidelity Series Small Cap Discovery Fund	27,927	7,984	8,096	210	17	1,432	29,264
Fidelity Series Small Cap Opportunities Fund	84,277	31,034	25,918	8,951	(99)	(534)	88,760
Fidelity Series Stock Selector Large Cap Value Fund	163,592	57,907	45,656	13,461	(287)	(8,289)	167,267
Fidelity Series Value Discovery Fund	115,248	38,594	31,448	6,535	(195)	(2,967)	119,232
Total	$6,418,084	$2,671,449	$1,837,305	$228,588	$16,939	$(46,827)	$7,222,340

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠

April 30, 2018

RW36-QTLY-0618
1.858600.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	6,612	$113,337
Fidelity Series 1000 Value Index Fund (a)	11,600	143,610
Fidelity Series All-Sector Equity Fund (a)	18,045	221,410
Fidelity Series Blue Chip Growth Fund (a)	15,871	230,135
Fidelity Series Commodity Strategy Fund (a)	51,727	287,604
Fidelity Series Growth & Income Fund (a)	32,976	507,174
Fidelity Series Growth Company Fund (a)	26,083	458,273
Fidelity Series Intrinsic Opportunities Fund (a)	32,405	600,136
Fidelity Series Opportunistic Insights Fund (a)	14,189	252,428
Fidelity Series Real Estate Equity Fund (a)	3,691	44,619
Fidelity Series Small Cap Discovery Fund (a)	5,513	68,367
Fidelity Series Small Cap Opportunities Fund (a)	14,480	206,488
Fidelity Series Stock Selector Large Cap Value Fund (a)	31,577	392,502
Fidelity Series Value Discovery Fund (a)	21,413	279,440
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,652,659)		3,805,523

International Equity Funds - 15.6%
Fidelity Series Canada Fund (a)	5,682	59,265
Fidelity Series Emerging Markets Fund (a)	30,068	640,158
Fidelity Series International Growth Fund (a)	36,223	581,736
Fidelity Series International Small Cap Fund (a)	7,767	144,932
Fidelity Series International Value Fund (a)	55,049	590,678
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,915,232)		2,016,769

Bond Funds - 37.4%
Fidelity Series Emerging Markets Debt Fund (a)	7,784	77,219
Fidelity Series Floating Rate High Income Fund (a)	3,381	32,183
Fidelity Series High Income Fund (a)	19,295	184,266
Fidelity Series Inflation-Protected Bond Index Fund (a)	34,025	329,701
Fidelity Series International Credit Fund (a)	427	4,208
Fidelity Series Investment Grade Bond Fund (a)	356,333	3,894,719
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,896	250,229
Fidelity Series Real Estate Income Fund (a)	5,512	59,197
TOTAL BOND FUNDS
(Cost $4,951,183)		4,831,722

Short-Term Funds - 17.7%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	1,832,710	1,832,710
Fidelity Series Short-Term Credit Fund (a)	46,204	455,112
TOTAL SHORT-TERM FUNDS
(Cost $2,292,929)		2,287,822
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,812,003)		12,941,836
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,517)
NET ASSETS - 100%		$12,935,319

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$81,990	$55,029	$27,981	$1,925	$407	$3,892	$113,337
Fidelity Series 1000 Value Index Fund	100,176	72,618	28,207	4,741	(214)	(763)	143,610
Fidelity Series All-Sector Equity Fund	154,130	129,703	48,888	25,846	(226)	(13,309)	221,410
Fidelity Series Blue Chip Growth Fund	156,097	124,445	56,689	18,037	248	6,034	230,135
Fidelity Series Canada Fund	--	67,215	8,391	493	(95)	536	59,265
Fidelity Series Commodity Strategy Fund	161,221	142,049	28,825	1,004	39	13,120	287,604
Fidelity Series Emerging Markets Debt Fund	49,186	39,667	8,852	3,247	(70)	(2,712)	77,219
Fidelity Series Emerging Markets Fund	552,536	329,027	271,216	14,828	10,173	19,638	640,158
Fidelity Series Floating Rate High Income Fund	20,546	15,353	3,678	968	(3)	(35)	32,183
Fidelity Series Government Money Market Fund 1.75%	900,350	1,120,385	188,025	12,881	--	--	1,832,710
Fidelity Series Growth & Income Fund	360,403	262,796	117,962	21,199	(421)	2,358	507,174
Fidelity Series Growth Company Fund	310,145	247,677	118,189	33,594	1,497	17,143	458,273
Fidelity Series High Income Fund	123,355	84,129	19,994	7,060	(119)	(3,105)	184,266
Fidelity Series Inflation-Protected Bond Index Fund	206,092	170,151	41,997	5,143	(290)	(4,255)	329,701
Fidelity Series International Credit Fund	4,230	104	67	104	--	(59)	4,208
Fidelity Series International Growth Fund	421,287	286,914	137,420	14,018	488	10,467	581,736
Fidelity Series International Small Cap Fund	96,906	72,332	31,649	6,629	258	7,085	144,932
Fidelity Series International Value Fund	426,358	287,154	129,784	13,995	(123)	7,073	590,678
Fidelity Series Intrinsic Opportunities Fund	400,447	277,789	108,367	19,594	930	29,337	600,136
Fidelity Series Investment Grade Bond Fund	2,451,457	2,032,932	484,598	71,803	(3,307)	(101,765)	3,894,719
Fidelity Series Long-Term Treasury Bond Index Fund	71,151	245,174	55,707	3,972	(1,543)	(8,846)	250,229
Fidelity Series Opportunistic Insights Fund	172,792	143,409	64,003	26,165	737	(507)	252,428
Fidelity Series Real Estate Equity Fund	31,191	23,294	6,789	1,718	(195)	(2,882)	44,619
Fidelity Series Real Estate Income Fund	39,028	29,388	6,934	2,219	(75)	(2,210)	59,197
Fidelity Series Short-Term Credit Fund	375,312	237,740	152,670	5,390	(159)	(5,111)	455,112
Fidelity Series Small Cap Discovery Fund	46,135	31,833	12,032	392	(140)	2,571	68,367
Fidelity Series Small Cap Opportunities Fund	139,218	110,204	41,426	15,803	(310)	(1,198)	206,488
Fidelity Series Stock Selector Large Cap Value Fund	270,245	209,928	69,097	25,077	(948)	(17,626)	392,502
Fidelity Series Value Discovery Fund	190,393	144,517	48,495	11,965	(468)	(6,507)	279,440
	$8,312,377	$6,992,956	$2,317,932	$369,810	$6,071	$(51,636)	$12,941,836

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠

April 30, 2018

RW40-QTLY-0618
1.867274.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	13,627	$233,559
Fidelity Series 1000 Value Index Fund (a)	24,805	307,080
Fidelity Series All-Sector Equity Fund (a)	38,593	473,530
Fidelity Series Blue Chip Growth Fund (a)	33,975	492,635
Fidelity Series Commodity Strategy Fund (a)	90,459	502,955
Fidelity Series Growth & Income Fund (a)	70,540	1,084,906
Fidelity Series Growth Company Fund (a)	55,633	977,466
Fidelity Series Intrinsic Opportunities Fund (a)	68,191	1,262,893
Fidelity Series Opportunistic Insights Fund (a)	30,287	538,813
Fidelity Series Real Estate Equity Fund (a)	7,575	91,587
Fidelity Series Small Cap Discovery Fund (a)	11,757	145,785
Fidelity Series Small Cap Opportunities Fund (a)	30,969	441,621
Fidelity Series Stock Selector Large Cap Value Fund (a)	67,504	839,078
Fidelity Series Value Discovery Fund (a)	45,771	597,316
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,817,325)		7,989,224

International Equity Funds - 18.3%
Fidelity Series Canada Fund (a)	11,658	121,592
Fidelity Series Emerging Markets Fund (a)	59,415	1,264,939
Fidelity Series International Growth Fund (a)	74,094	1,189,945
Fidelity Series International Small Cap Fund (a)	16,016	298,857
Fidelity Series International Value Fund (a)	113,084	1,213,395
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,971,417)		4,088,728

Bond Funds - 33.0%
Fidelity Series Emerging Markets Debt Fund (a)	13,431	133,234
Fidelity Series Floating Rate High Income Fund (a)	5,853	55,725
Fidelity Series High Income Fund (a)	32,326	308,715
Fidelity Series Inflation-Protected Bond Index Fund (a)	38,678	374,789
Fidelity Series International Credit Fund (a)	986	9,726
Fidelity Series Investment Grade Bond Fund (a)	540,991	5,913,037
Fidelity Series Long-Term Treasury Bond Index Fund (a)	54,789	458,581
Fidelity Series Real Estate Income Fund (a)	9,528	102,325
TOTAL BOND FUNDS
(Cost $7,534,010)		7,356,132

Short-Term Funds - 13.0%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	2,325,777	2,325,777
Fidelity Series Short-Term Credit Fund (a)	58,230	573,561
TOTAL SHORT-TERM FUNDS
(Cost $2,905,023)		2,899,338
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $22,227,775)		22,333,422
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,514)
NET ASSETS - 100%		$22,321,908

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$101,516	$166,567	$39,450	$3,712	$483	$4,443	$233,559
Fidelity Series 1000 Value Index Fund	124,192	225,662	38,422	9,229	(723)	(3,629)	307,080
Fidelity Series All-Sector Equity Fund	191,084	383,253	68,297	51,509	(2,033)	(30,477)	473,530
Fidelity Series Blue Chip Growth Fund	193,535	367,535	80,601	27,902	(957)	13,123	492,635
Fidelity Series Canada Fund	--	131,717	10,372	910	(226)	473	121,592
Fidelity Series Commodity Strategy Fund	173,011	349,986	39,480	1,452	(216)	19,654	502,955
Fidelity Series Emerging Markets Debt Fund	49,942	99,906	11,767	4,756	(123)	(4,724)	133,234
Fidelity Series Emerging Markets Fund	623,421	997,809	384,116	26,662	3,879	23,946	1,264,939
Fidelity Series Floating Rate High Income Fund	20,858	39,753	4,868	1,424	(5)	(13)	55,725
Fidelity Series Government Money Market Fund 1.75%	655,069	1,852,151	181,443	14,131	--	--	2,325,777
Fidelity Series Growth & Income Fund	446,802	805,279	168,472	32,972	(2,541)	3,838	1,084,906
Fidelity Series Growth Company Fund	384,039	738,853	167,022	64,804	(1,391)	22,987	977,466
Fidelity Series High Income Fund	125,297	215,506	27,023	10,170	(171)	(4,894)	308,715
Fidelity Series Inflation-Protected Bond Index Fund	140,110	286,103	46,252	5,426	(610)	(4,562)	374,789
Fidelity Series International Credit Fund	4,186	5,584	--	105	--	(44)	9,726
Fidelity Series International Growth Fund	504,629	866,472	188,207	26,101	(2,785)	9,836	1,189,945
Fidelity Series International Small Cap Fund	116,066	214,671	43,087	12,357	(189)	11,396	298,857
Fidelity Series International Value Fund	510,594	863,196	164,571	26,057	(2,189)	6,365	1,213,395
Fidelity Series Intrinsic Opportunities Fund	450,393	828,856	68,479	29,303	(804)	52,927	1,262,893
Fidelity Series Investment Grade Bond Fund	2,195,974	4,461,142	591,806	93,252	(5,648)	(146,625)	5,913,037
Fidelity Series Long-Term Treasury Bond Index Fund	77,042	457,819	57,505	6,073	(1,673)	(17,102)	458,581
Fidelity Series Opportunistic Insights Fund	214,213	424,023	91,101	51,815	(1,622)	(6,700)	538,813
Fidelity Series Real Estate Equity Fund	38,564	69,647	11,011	2,932	(366)	(5,247)	91,587
Fidelity Series Real Estate Income Fund	39,586	75,359	9,218	3,124	(187)	(3,215)	102,325
Fidelity Series Short-Term Credit Fund	275,847	435,212	131,552	5,712	(256)	(5,690)	573,561
Fidelity Series Small Cap Discovery Fund	57,213	102,474	17,648	730	(251)	3,997	145,785
Fidelity Series Small Cap Opportunities Fund	172,614	327,093	56,424	25,407	(779)	(883)	441,621
Fidelity Series Stock Selector Large Cap Value Fund	334,432	638,697	91,062	49,367	(2,629)	(40,360)	839,078
Fidelity Series Value Discovery Fund	236,033	443,074	65,506	23,139	(1,437)	(14,848)	597,316
Total	$8,456,262	$16,873,399	$2,854,762	$610,533	$(25,449)	$(116,028)	$22,333,422

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠

April 30, 2018

RW24-QTLY-0618
1.858588.110

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	3,102	$53,175
Fidelity Series 1000 Value Index Fund (a)	5,515	68,273
Fidelity Series All-Sector Equity Fund (a)	8,649	106,123
Fidelity Series Blue Chip Growth Fund (a)	7,661	111,082
Fidelity Series Commodity Strategy Fund (a)	50,741	282,120
Fidelity Series Growth & Income Fund (a)	15,654	240,753
Fidelity Series Growth Company Fund (a)	12,567	220,807
Fidelity Series Intrinsic Opportunities Fund (a)	16,344	302,687
Fidelity Series Opportunistic Insights Fund (a)	6,850	121,858
Fidelity Series Real Estate Equity Fund (a)	1,736	20,984
Fidelity Series Small Cap Discovery Fund (a)	2,626	32,564
Fidelity Series Small Cap Opportunities Fund (a)	6,932	98,848
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,993	186,366
Fidelity Series Value Discovery Fund (a)	10,180	132,849
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,869,177)		1,978,489

International Equity Funds - 9.1%
Fidelity Series Canada Fund (a)	3,275	34,162
Fidelity Series Emerging Markets Fund (a)	18,243	388,402
Fidelity Series International Growth Fund (a)	20,943	336,345
Fidelity Series International Small Cap Fund (a)	4,445	82,939
Fidelity Series International Value Fund (a)	31,434	337,288
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,101,098)		1,179,136

Bond Funds - 45.6%
Fidelity Series Emerging Markets Debt Fund (a)	7,794	77,318
Fidelity Series Floating Rate High Income Fund (a)	3,403	32,396
Fidelity Series High Income Fund (a)	20,047	191,449
Fidelity Series Inflation-Protected Bond Index Fund (a)	51,424	498,298
Fidelity Series International Credit Fund (a)	515	5,079
Fidelity Series Investment Grade Bond Fund (a)	443,797	4,850,706
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,787	199,100
Fidelity Series Real Estate Income Fund (a)	5,579	59,921
TOTAL BOND FUNDS
(Cost $6,082,834)		5,914,267

Short-Term Funds - 30.0%
Fidelity Series Government Money Market Fund 1.75% (a)(b)	3,107,850	3,107,850
Fidelity Series Short-Term Credit Fund (a)	78,551	773,727
TOTAL SHORT-TERM FUNDS
(Cost $3,891,577)		3,881,577
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,944,686)		12,953,469
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,163)
NET ASSETS - 100%		$12,948,306

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds, is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$48,809	$22,107	$20,804	$1,166	$177	$2,886	$53,175
Fidelity Series 1000 Value Index Fund	59,653	30,661	22,033	2,852	(12)	4	68,273
Fidelity Series All-Sector Equity Fund	91,767	58,436	36,903	15,232	(545)	(6,632)	106,123
Fidelity Series Blue Chip Growth Fund	92,951	55,931	41,620	11,085	107	3,713	111,082
Fidelity Series Canada Fund	--	43,249	8,805	359	(45)	(237)	34,162
Fidelity Series Commodity Strategy Fund	211,763	108,964	53,573	1,289	(22)	14,988	282,120
Fidelity Series Emerging Markets Debt Fund	61,666	34,027	15,222	3,924	(112)	(3,041)	77,318
Fidelity Series Emerging Markets Fund	490,145	169,822	303,232	11,845	17,917	13,750	388,402
Fidelity Series Floating Rate High Income	25,746	13,473	6,776	1,152	(7)	(40)	32,396
Fidelity Series Government Money Market	2,030,693	1,650,831	573,674	25,888	--	--	3,107,850
Fidelity Series Growth & Income Fund	214,553	111,971	88,994	12,454	421	2,802	240,753
Fidelity Series Growth Company Fund	183,716	109,822	85,096	20,352	814	11,551	220,807
Fidelity Series High Income Fund	154,714	74,557	34,171	8,469	(149)	(3,502)	191,449
Fidelity Series Inflation-Protected Bond	392,177	212,549	97,389	9,708	(580)	(8,459)	498,298
Fidelity Series International Credit Fund	4,963	188	--	125	--	(72)	5,079
Fidelity Series International Growth Fund	298,725	142,522	114,943	10,131	1,017	9,024	336,345
Fidelity Series International Small Cap Fund	68,692	36,819	27,812	4,806	294	4,946	82,939
Fidelity Series International Value Fund	302,189	142,644	113,514	10,114	535	5,434	337,288
Fidelity Series Intrinsic Opportunities Fund	212,114	113,621	41,026	10,875	472	17,506	302,687
Fidelity Series Investment Grade Bond Fund	3,875,896	2,085,632	956,770	105,949	(5,269)	(148,783)	4,850,706
Fidelity Series Long-Term Treasury Bond	95,279	234,687	119,454	4,514	(3,613)	(7,799)	199,100
Fidelity Series Opportunistic Insights Fund	102,882	65,064	46,629	15,710	269	272	121,858
Fidelity Series Real Estate Equity Fund	18,859	9,633	5,573	1,047	(171)	(1,764)	20,984
Fidelity Series Real Estate Income Fund	48,806	25,977	11,922	2,820	(179)	(2,761)	59,921
Fidelity Series Short-Term Credit Fund	863,477	342,374	421,491	11,000	(599)	(10,034)	773,727
Fidelity Series Small Cap Discovery Fund	27,473	13,184	9,755	239	38	1,624	32,564
Fidelity Series Small Cap Opportunities Fund	82,893	48,480	32,022	9,709	(81)	(422)	98,848
Fidelity Series Stock Selector Large Cap	160,891	90,593	55,635	14,925	(798)	(8,685)	186,366
Fidelity Series Value Discovery Fund	113,333	62,449	39,615	7,229	(316)	(3,002)	132,849
	$10,334,825	$6,110,267	$3,384,453	$334,968	$9,563	$(116,733)	$12,953,469

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018